EMPLOYEE BENEFITS OBLIGATIONS - Net Pension Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	$ 40.2	$ 37.2
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.9	31.9
Interest cost and income	(26.4)	(25.4)
Past service cost	0.0	2.9
Settlement gain	(1.4)	(5.4)
Administrative cost	0.8	0.8
Net pension costs	28.6	27.6
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.9	31.9
Interest cost and income	22.7	22.8
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.8	5.2
Interest cost and income	4.4	4.4
Past service cost	2.4	0.0
Net pension costs	11.6	9.6
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.8	5.2
Interest cost and income	4.4	4.4
Canadian
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	40.4	35.4
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.9	31.9
Interest cost and income	(26.0)	(25.1)
Past service cost	0.0	2.9
Settlement gain	(1.4)	(5.4)
Administrative cost	0.8	0.8
Net pension costs	28.7	27.6
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.9	31.9
Interest cost and income	22.4	22.5
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.1	3.9
Interest cost and income	4.0	3.9
Past service cost	3.6	0.0
Net pension costs	11.7	7.8
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.1	3.9
Interest cost and income	4.0	3.9
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	(0.2)	1.8
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest cost and income	(0.4)	(0.3)
Past service cost	0.0	0.0
Settlement gain	0.0	0.0
Administrative cost	0.0	0.0
Net pension costs	(0.1)	0.0
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest cost and income	0.3	0.3
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.7	1.3
Interest cost and income	0.4	0.5
Past service cost	(1.2)	0.0
Net pension costs	(0.1)	1.8
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.7	1.3
Interest cost and income	$ 0.4	$ 0.5